Schedule of investments
Delaware Ivy VIP Limited-Term Bond
March 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.19%
Freddie Mac REMIC Series 4505 PE 2.50% 5/15/44	301,716	$ 296,949
GNMA Series 2012-39 PA 2.00% 3/16/42	379,749	367,154
Total Agency Collateralized Mortgage Obligations (cost $684,465)		664,103

Agency Commercial Mortgage-Backed Securities — 14.07%
FREMF Mortgage Trust
Series 2012-K20 B 144A 4.041% 5/25/45 #, •	600,000	599,258
Series 2013-K30 C 144A 3.556% 6/25/45 #, •	1,000,000	1,000,544
Series 2013-K31 C 144A 3.633% 7/25/46 #, •	2,000,000	2,001,832
Series 2013-K33 B 144A 3.497% 8/25/46 #, •	1,009,000	1,012,877
Series 2013-K33 C 144A 3.497% 8/25/46 #, •	1,250,000	1,253,364
Series 2013-K35 B 144A 3.934% 12/25/46 #, •	1,270,000	1,287,236
Series 2015-K47 B 144A 3.589% 6/25/48 #, •	1,170,000	1,153,806
Series 2015-K719 B 144A 3.786% 6/25/22 #, •	1,078,604	1,080,803
Series 2015-K720 B 144A 3.425% 7/25/22 #, •	1,720,000	1,722,994
Series 2015-K721 B 144A 3.591% 11/25/47 #, •	2,724,000	2,735,583
Series 2015-K721 C 144A 3.591% 11/25/47 #, •	5,000,000	5,015,999
Series 2015-KF12 B 144A 7.341% (LIBOR01M + 7.10%, Floor 7.10%) 9/25/22 #, •	683,107	679,125
Series 2016-K723 B 144A 3.567% 11/25/23 #, •	3,500,000	3,517,744
Series 2016-K723 C 144A 3.567% 11/25/23 #, •	7,370,000	7,316,160
Series 2017-K724 C 144A 3.528% 12/25/49 #, •	600,000	594,906
Series 2017-K728 B 144A 3.648% 11/25/50 #, •	5,650,000	5,657,032
Series 2017-K729 B 144A 3.673% 11/25/49 #, •	1,900,000	1,892,826
Series 2017-KF33 B 144A 2.791% (LIBOR01M + 2.55%, Floor 2.55%) 6/25/27 #, •	414,873	408,299
	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2017-KF39 B 144A 2.741% (LIBOR01M + 2.50%, Floor 2.50%) 11/25/24 #, •	297,733	$ 295,858
Series 2017-KF40 B 144A 2.941% (LIBOR01M + 2.70%, Floor 2.70%) 11/25/27 #, •	484,433	479,231
Series 2017-KSW2 B 144A 2.891% (LIBOR01M + 2.65%, Floor 2.65%) 5/25/27 #, •	708,365	706,800
Series 2018-K732 B 144A 4.057% 5/25/25 #, •	225,000	226,801
Series 2018-KF46 B 144A 2.191% (LIBOR01M + 1.95%, Floor 1.95%) 3/25/28 #, •	490,022	475,802
Series 2018-KF47 B 144A 2.241% (LIBOR01M + 2.00%, Floor 2.00%) 5/25/25 #, •	424,612	417,829
Series 2018-KF48 B 144A 2.291% (LIBOR01M + 2.05%, Floor 2.05%) 6/25/28 #, •	266,109	253,668
Series 2018-KF51 B 144A 2.091% (LIBOR01M + 1.85%, Floor 1.85%) 8/25/25 #, •	860,082	843,406
Series 2019-KF60 B 144A 2.591% (LIBOR01M + 2.35%, Floor 2.35%) 2/25/26 #, •	1,418,757	1,410,068
Series 2019-KF61 B 144A 2.441% (LIBOR01M + 2.20%, Floor 2.20%) 4/25/29 #, •	542,839	538,089
Series 2019-KF68 B 144A 2.441% (LIBOR01M + 2.20%, Floor 2.20%) 7/25/26 #, •	786,719	768,239
Series 2019-KF69 B 144A 2.541% (LIBOR01M + 2.30%, Floor 2.30%) 8/25/29 #, •	903,996	898,451
Series 2019-KF70 B 144A 2.541% (LIBOR01M + 2.30%, Floor 2.30%) 9/25/29 #, •	455,933	451,739
Series 2019-KF73 B 144A 2.691% (LIBOR01M + 2.45%, Floor 2.45%) 11/25/29 #, •	1,200,046	1,188,880
Series 2020-KF74 B 144A 2.391% (LIBOR01M + 2.15%, Floor 2.15%) 1/25/27 #, •	852,646	843,602
Series 2020-KF75 B 144A 2.491% (LIBOR01M + 2.25%, Floor 2.25%) 12/25/29 #, •	841,323	829,020
Total Agency Commercial Mortgage-Backed Securities (cost $49,921,828)		49,557,871

NQ-IV082 [3/22] 5/22 (2218339)    1

Schedule of investments
Delaware Ivy VIP Limited-Term Bond (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Security — 0.08%
Freddie Mac S.F. 20 yr 4.50% 8/1/30	261,201	$ 271,637
Total Agency Mortgage-Backed Security (cost $276,065)		271,637

Collateralized Debt Obligations — 7.97%
Barings CLO Series 2019-1A AR 144A 2.174% (LIBOR03M + 1.13%, Floor 1.13%) 4/15/36 #, •	2,000,000	1,977,704
Benefit Street Partners CLO XX Series 2020-20A AR 144A 2.214% (LIBOR03M + 1.17%, Floor 1.17%) 7/15/34 #, •	2,000,000	1,975,076
Bethpage Park CLO Series 2021-1A A 144A 2.174% (LIBOR03M + 1.13%, Floor 1.13%) 1/15/35 #, •	600,000	598,244
BlueMountain CLO XXX Series 2020-30A AR 144A 2.221% (TSFR03M + 1.37%, Floor 1.37%) 4/15/35 #, •	1,000,000	995,801
Canyon CLO Series 2020-1A AR 144A 2.224% (LIBOR03M + 1.18%, Floor 1.18%) 7/15/34 #, •	2,200,000	2,177,604
CIFC Funding Series 2022-2A A1 144A 2.057% (TSFR03M + 1.32%, Floor 1.32%) 4/19/35 #, •	2,000,000	1,992,446
Dryden 77 CLO Series 2020-77A AR 144A 1.60% (LIBOR03M + 1.12%, Floor 1.12%) 5/20/34 #, •	1,100,000	1,087,021
Dryden 83 CLO Series 2020-83A A 144A 2.264% (LIBOR03M + 1.22%, Floor 1.22%) 1/18/32 #, •	1,935,000	1,930,383
Galaxy XXI CLO Series 2015-21A AR 144A 2.083% (LIBOR03M + 1.02%) 4/20/31 #, •	2,000,000	1,981,194
Goldentree Loan Management US CLO 6 Series 2019-6A AR 144A 1.561% (TSFR03M + 1.32%, Floor 1.32%) 4/20/35 #, •	2,000,000	1,991,542
KKR CLO 41 Series 2022-41A A1 144A 2.022% (TSFR03M + 1.33%, Floor 1.33%) 4/15/35 #, •	2,000,000	1,992,446
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Octagon Investment Partners 48 Series 2020-3A AR 144A 2.213% (LIBOR03M + 1.15%, Floor 1.15%) 10/20/34 #, •	2,000,000	$ 1,979,298
OHA Credit Partners XVI Series 2021-16A A 144A 2.194% (LIBOR03M + 1.15%, Floor 1.15%) 10/18/34 #, •	1,500,000	1,484,586
Regatta XIX Funding Series 2022-1A A1 144A 2.399% (TSFR03M + 1.32%, Floor 1.32%) 4/20/35 #, •	2,000,000	1,992,446
Sound Point CLO XXV Series 2019-4A A1R 144A 1.691% (TSFR03M + 1.28%, Floor 1.28%) 4/25/33 #, •	2,000,000	1,993,560
Venture 42 CLO Series 2021-42A A1A 144A 2.174% (LIBOR03M + 1.13%, Floor 1.13%) 4/15/34 #, •	415,000	408,787
Voya CLO Series 2020-3A AR 144A 2.213% (LIBOR03M + 1.15%, Floor 1.15%) 10/20/34 #, •	1,500,000	1,491,650
Total Collateralized Debt Obligations (cost $28,112,871)		28,049,788

Corporate Bonds — 59.05%
Banking — 9.65%
Bank of America
0.523% 6/14/24 μ	825,000	802,240
1.843% 2/4/25 μ	675,000	660,276
4.00% 1/22/25	1,000,000	1,019,049
4.125% 1/22/24	1,000,000	1,026,875
4.20% 8/26/24	1,325,000	1,357,906
Citigroup
0.776% 10/30/24 μ	1,300,000	1,256,540
2.014% 1/25/26 μ	1,275,000	1,228,365
3.07% 2/24/28 μ	215,000	209,639
3.50% 5/15/23	1,510,000	1,526,436
5.50% 9/13/25	1,000,000	1,068,674

Discover Bank 2.45% 9/12/24	1,850,000	1,819,023
First Horizon 3.55% 5/26/23	2,000,000	2,012,810
Goldman Sachs Group
1.054% (SOFR + 0.79%) 12/9/26 •	1,300,000	1,277,620
3.85% 7/8/24	1,500,000	1,528,163
4.25% 10/21/25	2,500,000	2,563,601
JPMorgan Chase & Co.
0.653% 9/16/24 μ	1,000,000	972,866
3.875% 9/10/24	847,000	865,717

2    NQ-IV082 [3/22] 5/22 (2218339)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Mitsubishi UFJ Financial Group 0.848% 9/15/24 μ	1,500,000	$ 1,454,508
Mizuho Financial Group 0.849% 9/8/24 μ	1,800,000	1,745,755
Morgan Stanley
2.475% 1/21/28 μ	165,000	157,544
3.125% 7/27/26	3,607,000	3,579,203
3.70% 10/23/24	1,350,000	1,375,051
4.00% (LIBOR03M + 1.10%) 5/31/23 •	300,000	301,801

National Bank of Canada 2.10% 2/1/23	1,400,000	1,400,275
National Securities Clearing 144A 1.20% 4/23/23 #	350,000	347,064
Svenska Handelsbanken 144A 0.625% 6/30/23 #	1,500,000	1,468,503
US Bancorp 2.375% 7/22/26	844,000	823,813
Wells Fargo & Co. 3.526% 3/24/28 μ	140,000	139,831
		33,989,148
Basic Industry — 0.67%
DuPont de Nemours 4.205% 11/15/23	800,000	819,036
Mosaic
3.25% 11/15/22	774,000	779,447
4.25% 11/15/23	250,000	255,419

Nutrien 1.90% 5/13/23	500,000	496,530
		2,350,432
Capital Goods — 4.40%
Boeing
2.20% 10/30/22	2,000,000	2,001,630
2.80% 3/1/23	2,250,000	2,262,138

CNH Industrial Capital 1.95% 7/2/23	1,550,000	1,534,688
General Electric 5.012% 1/1/24	364,774	370,531
Graphic Packaging International 144A 0.821% 4/15/24 #	1,350,000	1,284,072
L3Harris Technologies 3.832% 4/27/25	775,000	786,697
Lennox International 1.35% 8/1/25	2,150,000	2,015,432
Republic Services 0.875% 11/15/25	1,800,000	1,657,795
Sensata Technologies
144A 5.00% 10/1/25 #	1,390,000	1,411,427
144A 5.625% 11/1/24 #	355,000	367,796

Waste Management 0.75% 11/15/25	1,955,000	1,808,280
		15,500,486
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications — 5.43%
AT&T
1.70% 3/25/26	1,350,000	$ 1,279,891
2.95% 7/15/26 *	1,250,000	1,241,405
4.125% 2/17/26	1,500,000	1,560,663

Baidu 1.72% 4/9/26	379,000	349,706
Charter Communications Operating
4.50% 2/1/24	1,215,000	1,243,529
4.908% 7/23/25	1,485,000	1,541,398

Crown Castle Towers 144A 3.663% 5/15/45 #	950,000	947,911
Expedia Group 3.60% 12/15/23	775,000	781,889
Netflix 5.875% 2/15/25	1,250,000	1,334,894
Omnicom Group 3.65% 11/1/24	700,000	708,499
Rogers Communications 144A 3.20% 3/15/27 #	1,535,000	1,513,546
Sprint 7.875% 9/15/23	1,721,000	1,830,705
Thomson Reuters 4.30% 11/23/23	1,269,000	1,295,993
T-Mobile USA 3.50% 4/15/25	2,000,000	2,015,285
TWDC Enterprises 18 7.55% 7/15/93	1,350,000	1,463,955
		19,109,269
Consumer Cyclical — 5.05%
7-Eleven 144A 0.80% 2/10/24 #	1,000,000	961,268
Aptiv 2.396% 2/18/25	1,035,000	1,009,276
AutoNation 3.50% 11/15/24	525,000	523,660
DR Horton 2.60% 10/15/25	625,000	607,171
Ford Motor Credit
2.70% 8/10/26	550,000	512,193
3.375% 11/13/25	1,355,000	1,325,908

General Motors 4.875% 10/2/23	1,000,000	1,030,679
General Motors Financial 1.20% 10/15/24	825,000	783,916
Genting New York 144A 3.30% 2/15/26 #	725,000	686,637
Hyundai Capital America 144A 1.25% 9/18/23 #	800,000	778,636
Lennar 4.75% 11/15/22	2,000,000	2,020,526
Magallanes 144A 3.638% 3/15/25 #	875,000	881,249
MGM Resorts International 5.75% 6/15/25	1,780,000	1,827,268
Nissan Motor 144A 3.043% 9/15/23 #	1,250,000	1,247,843
Nordstrom 2.30% 4/8/24	270,000	267,127
PVH 4.625% 7/10/25	1,500,000	1,531,897

NQ-IV082 [3/22] 5/22 (2218339)    3

Schedule of investments
Delaware Ivy VIP Limited-Term Bond (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)

Volkswagen Group of America Finance 144A 0.875% 11/22/23 #	1,850,000	$ 1,787,623
		17,782,877
Consumer Non-Cyclical — 9.52%
AbbVie 2.30% 11/21/22	1,400,000	1,405,174
Anthem 3.35% 12/1/24	2,000,000	2,016,772
Avery Dennison 0.85% 8/15/24	375,000	356,930
Bayer US Finance II
144A 2.85% 4/15/25 #	1,260,000	1,225,511
144A 3.875% 12/15/23 #	1,400,000	1,415,216

Cargill 144A 1.375% 7/23/23 #	1,500,000	1,482,001
Coca-Cola Europacific Partners 144A 0.80% 5/3/24 #	1,500,000	1,433,953
Coca-Cola Refreshments USA 8.00% 9/15/22	2,125,000	2,188,495
Constellation Brands
3.20% 2/15/23	1,000,000	1,010,281
4.25% 5/1/23	1,188,000	1,210,646

Darling Ingredients 144A 5.25% 4/15/27 #	1,647,500	1,682,443
Diageo Capital 3.50% 9/18/23	1,000,000	1,015,898
Global Payments 2.65% 2/15/25	1,875,000	1,836,483
HCA
144A 3.125% 3/15/27 #	120,000	117,440
4.75% 5/1/23	656,000	672,773
5.875% 5/1/23	1,469,000	1,520,246

Highmark 144A 1.45% 5/10/26 #	1,375,000	1,279,528
Humana 0.65% 8/3/23	250,000	244,009
Keurig Dr Pepper
0.75% 3/15/24	680,000	655,409
4.057% 5/25/23	654,000	665,737
McCormick & Co.
0.90% 2/15/26	1,025,000	938,934
3.50% 9/1/23	475,000	478,397

Novartis Capital 3.00% 11/20/25	1,250,000	1,257,445
Royalty Pharma
0.75% 9/2/23	1,800,000	1,748,505
1.20% 9/2/25	1,647,000	1,516,833

S&P Global 144A 2.45% 3/1/27 #, *	740,000	720,929
Sysco 3.75% 10/1/25	1,350,000	1,371,846
Tyson Foods 3.95% 8/15/24	2,000,000	2,040,109
		33,507,943
Energy — 4.55%
Aker BP 144A 2.875% 1/15/26 #, *	1,325,000	1,289,773
Cheniere Corpus Christi Holdings 7.00% 6/30/24	500,000	532,261
ConocoPhillips 2.40% 3/7/25 *	1,060,000	1,048,530
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Enbridge 2.50% 2/14/25	820,000	$ 802,408
Energy Transfer 4.25% 4/1/24	1,132,000	1,154,705
EQM Midstream Partners 4.75% 7/15/23	506,000	510,569
Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #	1,467,975	1,410,260
Harvest Operations 144A 1.00% 4/26/24 #	1,400,000	1,345,082
HollyFrontier 2.625% 10/1/23 *	1,075,000	1,064,618
Kinder Morgan Energy Partners 3.45% 2/15/23	1,000,000	1,007,339
Midwest Connector Capital 144A 3.625% 4/1/22 #, *	1,550,000	1,550,000
Murphy Oil 6.875% 8/15/24	675,000	680,886
Occidental Petroleum 5.875% 9/1/25	1,690,000	1,797,535
Plains All American Pipeline 3.85% 10/15/23	1,800,000	1,816,081
		16,010,047
Finance Companies — 4.67%
AerCap Ireland Capital DAC 1.65% 10/29/24	2,000,000	1,890,491
Ally Financial
1.45% 10/2/23	3,060,000	2,989,739
5.80% 5/1/25 *	2,150,000	2,282,315
Ares Capital
3.50% 2/10/23 *	575,000	578,295
4.25% 3/1/25	704,000	704,319

Aviation Capital Group 144A 4.375% 1/30/24 #	1,000,000	999,237
Avolon Holdings Funding 144A 4.25% 4/15/26 #	400,000	395,023
Brookfield Finance 4.00% 4/1/24	1,150,000	1,167,850
FS KKR Capital 4.75% 5/15/22	820,000	820,538
Intercontinental Exchange
0.70% 6/15/23	1,300,000	1,280,432
3.45% 9/21/23	2,080,000	2,105,199

LSEGA Financing 144A 0.65% 4/6/24 #	540,000	515,627
Park Aerospace Holdings 144A 5.50% 2/15/24 #	700,000	716,950
		16,446,015
Insurance — 2.75%
Athene Global Funding
144A 0.914% 8/19/24 #	850,000	803,938
144A 0.95% 1/8/24 #	1,750,000	1,686,275

MassMutual Global Funding II 144A 0.60% 4/12/24 #	1,900,000	1,820,947

4    NQ-IV082 [3/22] 5/22 (2218339)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)

Metropolitan Life Global Funding I 144A 0.90% 6/8/23 #	1,250,000	$ 1,228,565
Principal Life Global Funding II 144A 0.75% 4/12/24 #	800,000	765,225
Protective Life Global Funding
144A 0.631% 10/13/23 #	750,000	727,663
144A 1.618% 4/15/26 #	1,350,000	1,268,119

Reliance Standard Life Global Funding II 144A 2.15% 1/21/23 #	1,400,000	1,402,432
		9,703,164
Real Estate Investment Trusts — 3.47%
American Tower
0.60% 1/15/24	1,300,000	1,246,756
1.30% 9/15/25	795,000	741,488

American Tower Trust #1 144A 3.07% 3/15/48 #	3,545,000	3,523,742
Crown Castle International 3.15% 7/15/23	400,000	402,875
CyrusOne 2.90% 11/15/24	1,310,000	1,313,596
GLP Capital 5.375% 11/1/23	280,000	287,909
SBA Tower Trust
144A 1.884% 7/15/50 #	1,155,000	1,089,696
144A 2.836% 1/15/50 #	1,621,000	1,594,597
Series 3.869 10/08/24 144A 3.869% 10/8/49 #	2,000,000	2,016,617
		12,217,276
Technology — 4.30%
Advanced Micro Devices 2.95% 6/1/24	2,575,000	2,581,198
Apple 3.00% 2/9/24	355,000	359,445
Fortinet 1.00% 3/15/26	1,095,000	997,829
Infor 144A 1.45% 7/15/23 #	877,000	859,724
Leidos 2.95% 5/15/23	1,870,000	1,876,292
Microchip Technology 144A 0.983% 9/1/24 #	1,850,000	1,753,115
Nuance Communications 5.625% 12/15/26	2,455,000	2,524,059
Roper Technologies 1.00% 9/15/25	1,400,000	1,300,537
Seagate HDD Cayman 4.75% 6/1/23 *	650,000	660,852
TSMC Global 144A 1.25% 4/23/26 #, *	1,500,000	1,388,700
VMware 4.50% 5/15/25	700,000	721,822
Workday
3.50% 4/1/27	50,000	50,021
3.70% 4/1/29	75,000	75,235
		15,148,829
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation — 0.50%
American Airlines 2016-2 Class AA Pass Through Trust 3.20% 12/15/29	382,250	$ 362,749
Canadian National Railway 2.75% 3/1/26	1,400,000	1,388,145
		1,750,894
Utilities — 4.09%
Black Hills 1.037% 8/23/24	1,000,000	955,463
Eastern Energy Gas Holdings 3.55% 11/1/23	1,235,000	1,245,421
Edison International 3.55% 11/15/24	1,300,000	1,305,196
Evergy 5.292% 6/15/22 φ	1,154,000	1,157,341
Eversource Energy 2.90% 3/1/27	225,000	220,854
Fells Point Funding Trust 144A 3.046% 1/31/27 #	210,000	201,654
FirstEnergy 3.35% 7/15/22	1,665,000	1,667,040
MidAmerican Energy 3.70% 9/15/23	1,045,000	1,058,237
National Rural Utilities Cooperative Finance 1.875% 2/7/25	1,350,000	1,309,237
Sempra Energy 3.30% 4/1/25	1,145,000	1,147,637
Southern 0.60% 2/26/24	1,365,000	1,312,974
Southern California Gas 2.95% 4/15/27	305,000	301,162
Virginia Electric and Power 2.75% 3/15/23	2,515,000	2,523,970
		14,406,186
Total Corporate Bonds (cost $214,818,762)		207,922,566

Non-Agency Asset-Backed Securities — 1.19%
Ford Credit Auto Owner Trust Series 2022-A B 1.91% 7/15/27	1,350,000	1,297,203
GM Financial Automobile Leasing Trust Series 2022-1 B 2.23% 2/20/26	1,600,000	1,573,814
Verizon Master Trust Series 2022-2 B 1.83% 7/20/28	1,350,000	1,305,965
Total Non-Agency Asset-Backed Securities (cost $4,299,548)		4,176,982

Supranational Bank — 0.14%
Corp Andina de Fomento 2.375% 5/12/23	500,000	500,501

NQ-IV082 [3/22] 5/22 (2218339)    5

Schedule of investments
Delaware Ivy VIP Limited-Term Bond (Unaudited)
	Principal amount°	Value (US $)

Supranational Bank (continued)
Total Supranational Bank (cost $499,573)		500,501

US Treasury Obligations — 16.38%
US Treasury Notes
0.125% 12/15/23	1,175,000	$ 1,133,760
0.125% 1/15/24	3,000,000	2,887,324
1.50% 2/15/25	5,185,000	5,040,387
1.75% 3/15/25	8,915,000	8,726,950
2.25% 3/31/24	39,940,000	39,887,735
Total US Treasury Obligations (cost $57,896,068)		57,676,156
	Number of shares
Short-Term Investments — 1.43%
Money Market Mutual Fund — 1.43%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	5,028,251	5,028,251
Total Short-Term Investments (cost $5,028,251)		5,028,251

Total Value of Securities Before Securities Lending Collateral—100.50% (cost $361,537,431)		353,847,855

Securities Lending Collateral — 0.13%
Money Market Mutual Fund — 0.13%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 0.30%)	481,410	481,410
Total Securities Lending Collateral (cost $481,410)		481,410

Total Value of Securities—100.63% (cost $362,018,841)		354,329,265■
Obligation to Return Securities Lending Collateral — (0.14%)		(481,410)
Liabilities Net of Receivables and Other Assets — (0.49%)		(1,742,829)
Net Assets Applicable to 74,009,663 Shares Outstanding—100.00%		$352,105,026
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of Rule 144A securities was $131,001,216, which represents 37.94% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
*	Fully or partially on loan.
φ	Step coupon bond. Stated rate in effect at March 31, 2022 through maturity date.
■	Includes $9,822,628 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $9,664,635.

6    NQ-IV082 [3/22] 5/22 (2218339)

(Unaudited)
The following futures contract were outstanding at March 31, 2022:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
75	US Treasury 5 yr Notes	$8,601,563	$8,807,927	6/30/22	$(206,364)	$(10,547)
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
NQ-IV082 [3/22] 5/22 (2218339)    7